Fees Summary	Dec. 12, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 8,050,000.00
Previously Paid Amount	1,588.10
Total Fee Amount	1,111.70
Total Offset Amount	0
Net Fee	$ 0